Satellites, Net and Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Satellites, Net and Property and Equipment, Net
Schedule of Satellites, net and Property and Equipment, net

	Estimated Useful Lives (years)	2011	2010
		(Dollars in Millions)
Satellites	10-16	$3,206	$3,233
Satellites under construction	—	302	70
Total		3,508	3,303
Less: Accumulated depreciation		(1,293)	(1,068)
Satellites, net		$2,215	$2,235
Land and improvements	9-30	$44	$43
Buildings and leasehold improvements	2-40	406	365
Machinery and equipment	2-23	1,968	1,923
Capitalized software	3	2,177	1,889
Subscriber leased set-top equipment	3-7	8,105	6,971
Construction in-progress	—	418	290
Total		13,118	11,481
Less: Accumulated depreciation		(7,895)	(7,037)
Property and equipment, net		$5,223	$4,444

Schedule of capitalized subscriber leased equipment

	2011	2010
	(Dollars in Millions)
Subscriber leased set-top equipment	$8,105	$6,971
Less: Accumulated depreciation of subscriber leased equipment	(4,618)	(4,096)
Subscriber leased set-top equipment, net	$3,487	$2,875